Deferred income tax and social contribution (Details Narrative) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Deferred Income Tax And Social Contribution
Applicable tax rate for income tax	25.00%	25.00%
Applicable tax rate for social contribution	9.00%	9.00%
Percentage of taxable profit offset	30.00%
Credit used amount	R$ 255,252	R$ 325,583